Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of class A ordinary shares reflected in the condensed balance sheet

The Class A common stock subject to possible redemption reflected on the condensed balance sheet is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Amount allocated to Public Warrants	(6,727,500)
Class A common stock issuance costs	(10,110,406)
Plus:
Accretion of carrying value to redemption value	16,837,906
Class A common stock subject to possible redemption	$230,000,000

The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Amount allocated to Public Warrants	(6,727,500)
Class A common stock issuance costs	(10,110,406)
Plus:
Accretion of carrying value to redemption value	16,837,906
Class A common stock subject to possible redemption	$230,000,000

Schedule of basic and diluted net income (loss) per common share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended September 30,				For the Nine Months Ended September 30
	2021		2020		2021		2020
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock:
Numerator:
Allocation of net income - basic	$(345,627)	$(86,407)	$(1,933,328)	$(483,332)	$(693,980)	$(173,495)	$(4,378,377)	$(1,433,857)
Allocation of net income - diluted	$(345,627)	$(86,407)	$(1,933,328)	$(483,332)	$(693,980)	$(173,495)	$(4,340,374)	$(1,471,860)

Denominator:
Basic weighted average common shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000	23,000,000	5,750,000	16,956,204	5,552,920
Diluted weighted average common shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000	23,000,000	5,750,000	16,956,204	5,750,000

Basic net income (loss) per share of common stock	$(0.02)	$(0.02)	$(0.08)	$(0.08)	$(0.03)	$(0.03)	$(0.26)	$(0.26)
Diluted net income (loss) per share of common stock	$(0.02)	$(0.02)	$(0.08)	$(0.08)	$(0.03)	$(0.03)	$(0.26)	$(0.26)

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of common stock for each class of common stock:

	For the Year Ended December 31,
	2020		2019
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock:
Numerator:
Allocation of net income	$(6,399,368)	$(1,940,536)	$—	$(2,300)

Denominator:
Basic and diluted weighted average common shares outstanding	18,475,410	5,602,459	—	5,000,000

Basic and diluted net income (loss) per share of common stock	$(0.35)	$(0.35)	$—	$—